Contract Assets/(Liabilities) (Tables)	12 Months Ended
Sep. 30, 2025
Contract Assets/(Liabilities) [Abstract]
Schedule of Movement of Contract Liabilities

The movement in contract liabilities is as follows for the years ended September 30, 2025 and 2024:

	2025	2024
Balance at beginning of the year	$15,617	$113,374
Decrease in contract liabilities from recognizing revenue during the year included in the contract liabilities at the beginning of the year	(15,564)	(113,627)
Increase in contract liabilities from billings in advance of performance obligation under contracts	16,363	15,532
Exchange difference	(23)	338
Balance at end of the year	$16,393	$15,617